Statement to Securityholder
Ally Auto Receivables Trust 2024-2

Deal Information		Table of Contents

Asset Type:	Consumer Retail	1.	Class Distribution Summary
		2.	Note Factor Summary
Closing Date:	9/27/2024	3.	Interest Summary
		4.	Collections and Distributions
Bloomberg Ticker:	ALLYA 2024-2	5.	Cash Reserve
		6.	Collateral Summary
Collection Period:		7.	Net Charge-Offs, Delinquencies, and Bankruptcies
Begin	7/1/2026	8.	Performance Tests
End	7/31/2026	9.	Supplemental Disclosures

Determination Date:	8/10/2026
Distribution Date:	8/17/2026

ABS Investor Relations:
Servicer:	Ally Bank
Telephone:	(866) 710-4623
E-Mail:	securitization@ally.com

Additional information about the transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the CIK number 0002035124.

Statement to Securityholder
Ally Auto Receivables Trust 2024-2

1. Class Distribution Summary
				Class Distribution
Class	CUSIP/ CUSIP-RegS	Initial Note Principal Balance	Beginning Note Principal Balance	Principal	Interest	Total	Ending Note Principal Balance
A-1	02007NAA6	234,260,000.00	0.00	0.00	0.00	0.00	0.00
A-2	02007NAB4	346,500,000.00	0.00	0.00	0.00	0.00	0.00
A-3	02007NAC2	396,500,000.00	234,611,983.48	19,995,190.94	809,411.34	20,804,602.28	214,616,792.54
A-4	02007NAD0	75,170,000.00	75,170,000.00	0.00	259,336.50	259,336.50	75,170,000.00
B	02007NAE8	23,410,000.00	23,410,000.00	0.00	85,836.67	85,836.67	23,410,000.00
C	02007NAF5	19,500,000.00	19,500,000.00	0.00	75,562.50	75,562.50	19,500,000.00
D	02007NAG3	14,490,000.00	14,490,000.00	0.00	60,254.25	60,254.25	14,490,000.00
Total Notes		1,109,830,000.00	367,181,983.48	19,995,190.94	1,290,401.26	21,285,592.20	347,186,792.54
Certificates	02007NAH1/ U0202NAA0					1,301,077.95
Total Class Distribution						22,586,670.15

Statement to Securityholder
Ally Auto Receivables Trust 2024-2
2. Note Factor Summary
(Amount per $1,000 of Original Principal)

		Distribution
Class	Beginning	Principal	Interest	Total	Ending
A-1	0.0000000	0.0000000	0.0000000	0.0000000	0.0000000
A-2	0.0000000	0.0000000	0.0000000	0.0000000	0.0000000
A-3	591.7073984	50.4292331	2.0413905	52.4706237	541.2781653
A-4	1,000.0000000	0.0000000	3.4500000	3.4500000	1000.0000000
B	1,000.0000000	0.0000000	3.6666668	3.6666668	1000.0000000
C	1,000.0000000	0.0000000	3.8750000	3.8750000	1000.0000000
D	1,000.0000000	0.0000000	4.1583333	4.1583333	1000.0000000
Total Notes	330.8452497				312.8288049

Statement to Securityholder
Ally Auto Receivables Trust 2024-2
3. Interest Summary

A. Target Interest Calculation

				Fixed Rate	Variable Rate
Class	Beginning Note Principal Balance	Accrual Methodology	Interest Accrual Days	Total	Applicable Index	Margin	Total	Target Interest Calculation
A-1	0.00	Actual/360	33	4.803%	N/A	N/A	N/A	0.00
A-2	0.00	30/360	30	4.460%	N/A	N/A	N/A	0.00
A-3	234,611,983.48	30/360	30	4.140%	N/A	N/A	N/A	809,411.34
A-4	75,170,000.00	30/360	30	4.140%	N/A	N/A	N/A	259,336.50
B	23,410,000.00	30/360	30	4.400%	N/A	N/A	N/A	85,836.67
C	19,500,000.00	30/360	30	4.650%	N/A	N/A	N/A	75,562.50
D	14,490,000.00	30/360	30	4.990%	N/A	N/A	N/A	60,254.25
Total	367,181,983.48							1,290,401.26

B. Interest Distribution

Class	Beginning Unpaid Interest Carryover Shortfall	Target Interest Calculation	Interest Shortfall Allocated/ (Repaid)	Interest Distribution	Remaining Unpaid Interest Carryover Shortfall
	(1)	(2)	(3)	(4) = (2) - (3)	(5) = (1) + (3)
A-1	0.00	0.00	0.00	0.00	0.00
A-2	0.00	0.00	0.00	0.00	0.00
A-3	0.00	809,411.34	0.00	809,411.34	0.00
A-4	0.00	259,336.50	0.00	259,336.50	0.00
B	0.00	85,836.67	0.00	85,836.67	0.00
C	0.00	75,562.50	0.00	75,562.50	0.00
D	0.00	60,254.25	0.00	60,254.25	0.00
Total	0.00	1,290,401.26	0.00	1,290,401.26	0.00

Statement to Securityholder
Ally Auto Receivables Trust 2024-2
4. Collections and Distributions

Collections
Receipts During the Period - Principal	18,966,040.58
Receipts During the Period - Interest	3,161,472.83
Administrative Purchase Payments	421,272.79
Warranty Payments	0.00
Liquidation Proceeds Including Recoveries (Net of Liquidation Expenses)	357,446.79
Other Fees or Expenses Paid	0.00
Total Collections	22,906,232.99
Beginning Reserve Account Balance	2,787,197.90
Total Available Amount	25,693,430.89

Distributions
Basic Servicing Fee	318,062.84
Amounts paid in connection with an Asset Representations Review	0.00
Aggregate Class A Interest Distributable Amount	1,068,747.84
First Priority Principal Distributable Amount	0.00
Aggregate Class B Interest Distributable Amount	85,836.67
Second Priority Principal Distributable Amount	0.00
Aggregate Class C Interest Distributable Amount	75,562.50
Third Priority Principal Distributable Amount	0.00
Aggregate Class D Interest Distributable Amount	60,254.25
Fourth Priority Principal Distributable Amount	5,501,761.88
Reserve Account Deposit	2,787,197.90
Noteholders' Regular Principal Distributable Amount	14,493,429.06
Indenture Trustee expenses	0.00
Unpaid Fees due to Trustees, Administrator and Asset Representations Reviewer	1,500.00
Excess Total Available Amount to the Certificateholders	1,301,077.95
Total Distributions	25,693,430.89

Statement to Securityholder
Ally Auto Receivables Trust 2024-2

5. Cash Reserve

			Reductions
Initial Balance	Beginning Balance	Additions	Draws	Releases	Ending Balance	Specified Reserve Account Balance
2,787,197.90	2,787,197.90	0.00	0.00	0.00	2,787,197.90	2,787,197.90

6. Collateral Summary

		Initial	Beginning	Ending
Balances	Number of Receivables	61,802	28,423	27,356
	Aggregate Receivables Principal Balance	1,114,879,158.52	381,675,412.54	361,680,221.60
	Aggregate Amount Financed	1,114,879,158.52	381,675,412.54	361,680,221.60
	Pool Factor		34.2346890	32.4412039

Weighted Averages	Coupon	9.89%	10.20%	10.21%
	Original Maturity	71.03	71.14	71.14
	Remaining Maturity	54.11	39.00	38.28

Prepayment Percentage	Monthly Period
24
1.36%

Statement to Securityholder
Ally Auto Receivables Trust 2024-2
7. Net Charge-Offs, Delinquencies, and Bankruptcies

Net Charge-Offs						Cumulative Net Charge-Offs
Period	Average Aggregate Amount Financed	Number of Units Charged-Off	Net Charge-Offs (Recoveries)	Average Net Charge-Offs (Recoveries)	Loss Rate	Aggregate Amount Financed	Cumulative Net Charge-Offs	Cumulative Loss Rate
Current	371,677,817.07	41	254,094.79	6,197.43	0.8204%	1,114,879,158.52	7,437,452.11	0.6671%
Preceding	391,725,895.10	34	176,492.54	5,190.96	0.5407%
Next Preceding	412,431,412.87	30	104,151.32	3,471.71	0.3030%
Third Preceding	433,989,876.58	50	367,434.42	7,348.69	1.0160%
Four Month Average					0.6700%

Delinquencies				Delinquency Stratification
Period	Total Accounts	Accounts over 60	Percent Delinquent	Days	Total Accounts	Total Balance	Percent Delinquent
Current	27,356	226	0.8261%	31 - 60	430	6,532,766.71	1.8062%
Preceding	28,423	215	0.7564%	61 - 90	171	2,583,362.05	0.7143%
Next Preceding	29,535	222	0.7517%	91 - 120	52	692,553.46	0.1915%
Three Month Average			0.7781%	> 120	3	1,220.98	0.0003%

Bankruptcies
	Total Accounts	Total Balance
Prior Period	219	2,888,172.79	[1]
Additions	10	216,773.05
Removals[2]	11	114,800.35
Ending	218	2,990,145.49

1 Total Balance for Prior Period reflects the aggregate balance as of the last day of the related Collection Period.
2 Include bankruptcies returned to active status, bankruptcies paid-in-full, and charge-offs on prior period bankruptcies.

Statement to Securityholder
Ally Auto Receivables Trust 2024-2
8. Performance Tests

For the Collection Period
Event of Default						All Tests Passed

Servicer Default						All Tests Passed

Overcollateralization:
	Initial	5,049,158.52
	Current	14,493,429.06	Overcollateralization Target Reached?			YES
	Target	14,493,429.06

Asset Representations Review Delinquency Trigger:
	Monthly Period	Trigger	Monthly		61+
	1-12	2.20%	Period	Trigger	Delinquencies
	13-36	3.40%	24	3.40%	0.91%	Pass
	37+	4.60%

9. Supplemental Disclosures

For the Collection Period
Supplemental Servicing Fees						46,502.82
Other Fees or Expenses Accrued						0.00
Liquidation Expenses						22,550.00
Have there been any material modifications, extensions, or waivers relating to the terms of or fees, penalties or payments on, pool assets during the period or that, cumulatively, have become material over time?						No
Have there been any material changes in determining or defining delinquencies, charge-offs or uncollectible amounts?						No
Have there been any receivables with respect to which material breaches of pool asset representations or warranties or transaction covenants have occurred?						No